Note O - Fair Value of Financial Instruments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Selling Costs, Percentage	10.00%
Impaired Financing Receivable, Related Allowance	$ 2,981	$ 2,164	$ 3,412
Other Real Estate	754	1,147
Other Real Estate, Gross	2,217	2,217
Real Estate Owned, Valuation Allowance	1,463	1,070
SEC Schedule III, Real Estate, Write-down or Reserve, Amount	393	0
Collateral Dependent Loans [Member]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	8,732	7,811
Impaired Financing Receivable, Related Allowance	2,913	1,559
Provision for Loan Losses Expensed	$ 2,509	741
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down		$ 1,422